Financial risk management	12 Months Ended
Dec. 31, 2021
Financial risk management
Financial risk management
4.	Financial risk management

Financial risk factors

The Group is exposed to liquidity risk, currency risk, regulatory risk, data protection risk and reputation risk arising its general business operations. The risk management policies employed by the Group to manage these risks are discussed below:

4.1Liquidity risk

The Group is exposed to liquidity risk in relation to meeting future obligations associated with its financial liabilities, which are predominantly comprised of trade and other payables and payables to related parties (Notes 26, 29.6 and 29.7). Prudent liquidity risk management includes maintaining sufficient cash to ensure the availability of adequate funding to meet the Group’s obligations when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to its reputation.

Management monitors liquidity risk by continual observation of cash inflows and outflows. To improve the net cash inflows and maintain cash balances at a specified level, management ensures that no additional financing facilities are expected to be required over the coming year. In this respect, management does not consider liquidity risk to the Group as significant when taking into account the liquidity management process referred to above.

4.	Financial risk management (continued)

The following tables summarize the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments. Balances due within 12 months equal their carrying balances as the impact of discounting is not significant.

	Less than	Between	More than
	1 year	1 and 2 years	2 years	Total
	€	€	€	€
As of December 31, 2021
Trade and other payables	29,254,387	1,250,000	1,250,000	31,754,387
Payables to related parties	10,841,214	7,000,000	—	17,841,214
Lease liabilities	183,742	183,742	1,018,303	1,385,787
Provisions of other liabilities	—	—	4,268	4,268
Current tax liabilities	53,147	—	—	53,147
Total	40,332,490	8,433,742	2,272,571	51,038,803

4.2Currency risk

Currency risk is the risk that the value of financial instruments will fluctuate due to changes in foreign exchange rates. Currency risk arises when future commercial transactions and recognized assets and liabilities are denominated in a currency that is not the Group’s measurement currency. The Group is exposed to foreign exchange risk arising from various currency exposures primarily with respect to the Sterling Pound and the Euro. The Group’s Management monitors the exchange rate fluctuations on a continuous basis and acts accordingly.

The following significant exchange rates have been applied during the year:

	Average rate		Year-end spot rate
	2021	2020	2021	2020	2019
Euro	€	€	€	€	€
1 Sterling Pound	1.1628	1.1248	1.1898	1.1128	1.1755

4.3Regulatory risk

The regulatory framework of online gaming is dynamic and complex and changes om the regulatory regime can have a material adverse effect on business volume and financial performance in that jurisdiction. The Group’s Management obtains frequent and routine updates regarding the changes in the law in the jurisdictions of interest.

4.4Data Protection risk

The Group processes a large quantity of personal customer data, including sensitive data such as name, address, age, bank details and gaming/betting history. Such data could be wrongfully accessed or used by employees, customers, suppliers or third parties, or lost, disclosed or improperly processed in breach of data protection regulations. In particular, the European General Data Protection Regulation (“GDPR”) entered into force in May 2018, having a significant effect on the Group’s privacy and data protection practices, as it introduced various changes to how personal information should be collected, maintained, processed and secured. Non-compliance with the GDPR may result in fines and the Group could also be subject to private litigation and loss of customer goodwill and confidence. The Group has procedures and policies in place with the object of minimizing such risk and losses.

4.5Reputation risk

The risk of loss of reputation arising from the negative publicity relating to the Group’s operations (whether true or false) may result in a reduction of its clientele, reduction in revenue and legal cases against the Group. The Group applies procedures to minimize this risk.